Stockholders' Equity (Deficit) - Common Stock Shares (Details) - $ / shares	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jan. 14, 2021	Jan. 11, 2021	Oct. 31, 2020	Sep. 09, 2020	Dec. 31, 2019
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000					500,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001					$ 0.0001
Common shares, shares issued (in shares)	5,034,459	12,803,162					5,014,300
Common shares, shares outstanding (in shares)	5,034,459	5,081,771					5,014,300
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000					500,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001					$ 0.0001
Common shares, shares issued (in shares)	34,362,554	27,391,338					34,152,328
Common shares, shares outstanding (in shares)	34,114,327	27,143,111					33,904,101
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	500,000,000	500,000,000		500,000,000		0
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, shares issued (in shares)	0	777,500
Common shares, shares outstanding (in shares)	0	777,500
Share subject to possible redemption (in shares)		28,750,000
Common stock shares issued including shares subject to possible redemption		29,527,500
Common stock shares outstanding including shares subject to possible redemption		29,527,500
890 5TH AVENUE PARTNERS, INC. | Class F Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	25,000,000	25,000,000
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	7,187,500	7,187,500			7,187,500
Common shares, shares outstanding (in shares)	7,187,500	7,187,500
Common stock shares subject to forfeiture					937,500
Maximum shares subject to forfeiture			937,500		937,500
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%	20.00%
890 5TH AVENUE PARTNERS, INC. | Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Share subject to possible redemption (in shares)	0	28,750,000